Fees Summary	Aug. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 68,640,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,131.26
Total Offset Amount	0.00
Net Fee	$ 10,131.26